COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of future minimum rental payments under non-cancelable operating leases
The future minimum rental payments under our non-cancelable operating leases as of June 30, 2017 are as follows:

(in thousands of $)
2017 (six months to December 31)	17,451
2018	37,006
2019	35,367
2020	35,472
2021	35,066
Thereafter	169,205
329,567